Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 16,956	$ 67,350
(Loss)/Profit attributable to non-controlling interests	5,791	5,825
Income tax	27,040	31,019
Share of (profits)/losses of associates	3,352	2,909
Financial expense, net	209,900	177,774
Depreciation, amortization, and impairment charges	150,063	160,297
Total segment Further Adjusted EBITDA	406,398	439,356
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	16,956	67,350
(Loss)/Profit attributable to non-controlling interests	5,791	5,825
Income tax	27,040	31,019
Share of (profits)/losses of associates	(3,352)	(2,909)
Financial expense, net	209,900	177,774
Depreciation, amortization, and impairment charges	150,063	160,297
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 406,398	$ 439,356